Balances and transactions with related parties (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Associates
Balances and transactions with related parties
Sales to/income from related parties	₽ 111	₽ 3
Amounts owed by related parties	537
Amounts owed to related parties	(39)	(3)
Key management personnel
Balances and transactions with related parties
Purchases/expenses from related parties	(467)	(429)
Amounts owed to related parties	(328)	(244)
Other related parties
Balances and transactions with related parties
Sales to/income from related parties	22	7
Purchases/expenses from related parties	(54)	(71)
Amounts owed by related parties		101
Amounts owed to related parties	₽ (48)	₽ (11)